Accrued Expenses	12 Months Ended
Dec. 31, 2023
Accrued Expenses [Abstract]
Accrued Expenses	6. Accrued Expenses Accrued expenses consisted of the following:
	December 31, 2023	December 31, 2022
Accrued compensation	$334	$452
Other accrued expenses	474	265
Total accrued expenses	$808	$717